Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses and other payables
11.
Accrued expenses and other payables

	December 31, 2024	December 31, 2023
Employee related payables	$2,225,906	$2,632,334
Accrued expenses	5,694,788	1,323,842
VAT, duty and excise tax liability	1,557,733	188,766
Other	35,505	347,848
Total	$9,513,932	$4,492,790